SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 484,254	$ 163,554	$ 153,029
Accumulated Depreciation	(163,554)	(121,625)	(121,625)
Net Book Value	320,700	41,929	31,404
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,192	2,192	2,192
Accumulated Depreciation	(2,192)	(2,192)	(1,042)
Net Book Value			1,150
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	439,555	118,855	108,330
Accumulated Depreciation	(118,855)	(76,926)	(78,076)
Net Book Value	320,700	41,929	30,254
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	42,507	42,507	42,507
Accumulated Depreciation	(42,507)	(42,507)	(42,507)
Net Book Value